Revenue from Contracts with Customers - Changes in Contract Liabilities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue From Contracts With Customers [Abstract]
Balance at January 1	₩ 13,793	₩ 10,846	₩ 20,074
Increase related to micro-transaction and subscription revenue	26,380	29,124	66,232
Increase related to royalties and license fees	204	14,330	0
Increase related to website and application development contract	8,456	4,580	5,038
Decrease upon satisfaction of performance obligations - micro-transaction and subscription revenue	(26,645)	(24,980)	(69,507)
Decrease upon satisfaction of performance obligations -royalties and license fees	(394)	(15,426)	(5,407)
Decrease due to termination of contract	0	0	(413)
Decrease upon satisfaction of performance obligations - website and application development	(8,215)	(4,681)	(5,171)
Balance at December 31	₩ 13,579	₩ 13,793	₩ 10,846